Current And Non-Current Payables - Summary of Trade and Other Current Payables (Parenthetical) (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Jun. 14, 2019 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 14, 2019 USD ($)
Trade And Other Payables [Line Items]
Payables for energy purchases		$ 320,918	$ 115,067
Total payables for energy purchases		43,874	68,229
Finance cost		768,453	1,088,631	$ 1,071,759
Edesur
Trade And Other Payables [Line Items]
Outstanding reciprocal claims payable	$ 6,280				$ 74,638
Term of payment of expenses under regularization of obligations	5 years
Penalties and Complaints [Member]
Trade And Other Payables [Line Items]
Finance cost		$ 38,007	$ 78,308